DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2011
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations

Years Ended September 30,	2011	2010	2009
	(in thousands)

Revenue	$—	$13,534	$50,298
Loss before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531

Loss from discontinued operations	$(482)	$(129,769)	$(27,001)

Significant categories of assets and liabilities from discontinued operations

September 30,	2011	2010
	(in thousands)
Other current assets	$7,529	$10,270

Total assets	$7,529	$10,270

Total current liabilities	$4,979	$7,992
Total noncurrent liabilities	2,550	2,278

Total liabilities	$7,529	$10,270